SCHEDULE OF FUTURE LEASE PAYMENTS UNDER OPERATING LEASES (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Leases
2025	$ 320
2026	221
Total future lease payments	541
Less imputed interest	(19)
Total lease liability balance	$ 522